Financial Assets and Financial Liabilities - Summary of Financial liabilities at Amortized Cost (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2019 EUR (€)
2.15% Secured Bank loan
Disclosure Of Financial Liabilities [Line Items]
Secured bank loan maturity date	Dec. 30, 2027
Secured bank loan	€ 10,000,000
2.08% Secured Bank loan
Disclosure Of Financial Liabilities [Line Items]
Secured bank loan maturity date	Sep. 30, 2028
Secured bank loan	€ 9,450,000